14. Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details
Current tax expense	$ 252	$ 0
Deferred tax expense	1,912	2,977
Income tax expense	2,164	2,977
Share issuance costs	$ 709	$ 420